Pay vs Performance Disclosure		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

					Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($, in thousands)(7)	Adjusted Non-GAAP Earnings Per Share ($)(8)
Year	Summary Compensation Table Total for PEO ($)(1) (2)		Compensation Actually Paid to PEO ($)(2) (3)				Total Shareholder Return	Peer Group Total Shareholder Return(6)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
	PEO – 1	PEO – 2	PEO – 1	PEO – 2
2024	6,817,569	n.a.	6,397,014	n.a.	1,627,851	1,704,314	154.26	142.48	863,140	41.11
2023	8,447,528	n.a.	4,581,201	n.a.	1,423,378	294,637	152.90	143.26	788,778	38.26
2022	6,375,030	n.a.	4,534,812	n.a.	1,517,596	1,147,798	182.21	151.89	872,502	39.39
2021	11,902,592	775,132	15,659,236	17,160,907	1,935,296	4,269,246	213.95	194.02	768,985	33.61
2020	n.a.	6,462,318	n.a.	17,936,075	1,725,506	3,155,374	143.67	139.58	602,739	25.57

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021, and during all prior periods shown. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.

(3)	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs

The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
PEO – 1
2024	6,817,569	4,582,181	4,527,176	(769,977)	404,427	6,397,014

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022, 2023, and 2024 Richard Wong is also an NEO.

(5)The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4.

The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,627,851	926,586	915,461	(177,291)	264,879	1,704,314

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
(7)	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
(8)	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.

Named Executive Officers, Footnote				The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022, 2023, and 2024 Richard Wong is also an NEO.
Peer Group Issuers, Footnote				Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
Adjustment To PEO Compensation, Footnote [Text Block]

The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
PEO – 1
2024	6,817,569	4,582,181	4,527,176	(769,977)	404,427	6,397,014

Non-PEO NEO Average Total Compensation Amount	[1]			$ 1,627,851	$ 1,423,378	$ 1,517,596	$ 1,935,296	$ 1,725,506
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 1,704,314	294,637	1,147,798	4,269,246	3,155,374
Adjustment to Non-PEO NEO Compensation Footnote

The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,627,851	926,586	915,461	(177,291)	264,879	1,704,314

Compensation Actually Paid vs. Total Shareholder Return				Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income				Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure				Compensation Actually Paid and Adjusted non-GAAP Earnings Per Share
Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following chart describes the relationship between our TSR and that of our peer group: the SIC Code 3826 Index – Laboratory Analytical Instruments, assuming an investment of $100.00 on December 31, 2019.

Tabular List, Table

Most Important Measures for Determining NEO Pay
Non-GAAP earnings per share
Net cash flow
Group sales at budgeted currency rates
Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index

Total Shareholder Return Amount				$ 154.26	152.90	182.21	213.95	143.67
Peer Group Total Shareholder Return Amount	[3]			142.48	143.26	151.89	194.02	139.58
Net Income (Loss) Attributable to Parent	[4]			$ 863,140,000	$ 788,778,000	$ 872,502,000	$ 768,985,000	$ 602,739,000
Company Selected Measure Amount	[5]			41.11	38.26	39.39	33.61	25.57
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Non-GAAP earnings per share
Non-GAAP Measure Description				While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Net cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Group sales at budgeted currency rates
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 926,586
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				915,461
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(177,291)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				264,879
PEO One [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6],[7]			6,817,569	$ 8,447,528	$ 6,375,030	$ 11,902,592
PEO Actually Paid Compensation Amount	[6],[8]			$ 6,397,014	$ 4,581,201	$ 4,534,812	15,659,236
PEO Name			Patrick Kaltenbach	Patrick Kaltenbach	Patrick Kaltenbach	Patrick Kaltenbach
PEO One [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 4,582,181
PEO One [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,527,176
PEO One [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(769,977)
PEO One [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 404,427
PEO Two [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6],[7]						775,132	$ 6,462,318
PEO Actually Paid Compensation Amount	[6],[8]						$ 17,160,907	$ 17,936,075
PEO Name		Olivier Filliol						Olivier Filliol

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022, 2023, and 2024 Richard Wong is also an NEO.
[2]	The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4
[3]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
[4]	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
[5]	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
[6]	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021, and during all prior periods shown. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
[7]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.
[8]	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs